Permanent Equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Permanent Equity	Permanent Equity
On June 1, 2021, the Company’s common stock and warrants began trading on the Nasdaq Global Select Market under the ticker symbols “SOFI” and “SOFIW”, respectively. Pursuant to SoFi Technologies’ Certificate of Incorporation, the Company is authorized to issue 3,000,000,000 shares of common stock, with a par value of $0.0001 per share, and 100,000,000 shares of non-voting common stock, with a par value of $0.0001 per share. As of December 31, 2021, the Company had 828,154,462 shares of common stock and no shares of non-voting common stock issued and outstanding. See Note 11 for additional information on Social Finance preferred stock that was converted into SoFi Technologies common stock in conjunction with the Business Combination.
During December 2020, we issued 34,973,294 shares of common stock for gross proceeds received of $369.8 million, which was offset by direct legal costs of $56 (the “Common Stock Issuance”). The number of shares issued in the Common Stock Issuance was subject to upward adjustment if we consummated the Business Combination described in Note 2, with the amount of the adjustment based on the implied per-share consideration in the Business Combination and the number of shares of our capital stock issued in certain dilutive issuances prior to the Closing of the Business Combination. The adjustment resulted in the issuance of an additional 1,281,132 shares at the time of the Closing of the Business Combination.
The Company reserved the following common stock for future issuance as of the dates indicated:

	December 31,
	2021	2020
Outstanding stock options, RSUs and PSUs	92,829,067	74,549,561
Outstanding common stock warrants	12,170,990	—
Conversion of Convertible Notes(1)	53,538,000	—
Possible future issuance under stock plans	32,470,481	33,422,273
Conversion of outstanding redeemable preferred stock	—	465,916,522
Unissued redeemable preferred stock reserved for issued warrants	—	12,170,990
Unissued redeemable preferred stock	—	86,925,094
Contingent common stock	—	320,649
Total common stock reserved for future issuance	191,008,538	673,305,089
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(1)As of December 31, 2021, represented the number of common stock issuable upon conversion of all Convertible Notes at the conversion rate in effect at the balance sheet date, in accordance with ASU 2020-06. See Note 1 and Note 10 for additional information.
Dividends
Common stockholders and non-voting common stockholders are entitled to dividends when and if declared by the Board of Directors. There were no dividends declared or paid to common stockholders during the years ended December 31, 2021 and 2020.
Voting Rights
Each holder of common stock has the right to one vote per share of common stock and is entitled to notice of any stockholder meeting. Non-voting common stock does not have any voting rights or other powers.
Capped Call Transactions
During 2021, we entered into privately negotiated Capped Call Transactions for a total cost of $113.8 million. The Capped Call Transactions initially cover, subject to customary anti-dilution adjustments, the number of shares of our common stock that initially underlie the Convertible Notes. The Capped Call Transactions are expected generally to reduce the potential dilutive effect on the common stock upon any conversion of Convertible Notes and/or offset any potential cash payments we are required to make in excess of the principal amount of converted Convertible Notes, as the case may be, with such reduction and/or offset subject to a cap, subject to certain adjustments under the terms of the Capped Call Transactions. The Capped Call Transactions allow the Company to purchase shares of our common stock at a strike price equal to the initial conversion price of approximately $22.41 per share, and are subject to a cap of $32.02 per share, subject to certain adjustments under the terms of the Capped Call Transactions. Capped Call Transactions are subject to automatic exercise if they are in-the-money as of certain expiration dates during September and October 2026. Settlement is subject to acceleration pursuant to the occurrence of certain corporate events, as well as postponement no later than January 12, 2027.
See Note 1 for our accounting policy as it relates to the Capped Call Transactions.
Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive income (loss) (“AOCI”) primarily consists of accumulated net unrealized gains or losses associated with our investments in AFS debt securities, which commenced during the third quarter of 2021, and foreign currency translation adjustments, which historically have been immaterial.
The following table presents the rollforward of AOCI, inclusive of the changes in the components of other comprehensive income (loss) for the years indicated.

	AFS Debt Securities	Foreign Currency Translation Adjustments	Total
Year Ended December 31, 2021
AOCI, beginning balance	$—	$(166)	$(166)
Other comprehensive income (loss) before reclassifications(1)	(1,459)	46	(1,413)
Amounts reclassified from AOCI into earnings	108	—	108
Net current-period other comprehensive income (loss)(2)	(1,351)	46	(1,305)
AOCI, ending balance	$(1,351)	$(120)	$(1,471)

Year Ended December 31, 2020
AOCI, beginning balance	$—	$(21)	$(21)
Other comprehensive loss before reclassifications(1)	—	(145)	(145)
Net current-period other comprehensive loss(2)	—	(145)	(145)
AOCI, ending balance	$—	$(166)	$(166)
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(1)Gross realized gains and losses from sales of our investments in AFS debt securities that were reclassified from AOCI to earnings are recorded within noninterest income—other in the consolidated statements of operations and comprehensive income (loss). We did not have investments in AFS debt securities during the year ended December 31, 2020. Additionally, there were no reclassifications related to foreign currency translation adjustments during the years ended December 31, 2021 and 2020.
(2)There were no tax impacts during the years presented due to reserves against deferred tax assets in jurisdictions where other comprehensive income activity was generated.
For gross amounts of realized gains and losses on our investments in AFS debt securities, see Note 4. Interest income associated with our investments in AFS debt securities recognized within interest income—other during the year ended December 31, 2021 was immaterial.